INVENTORY (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,964,592	$ 1,237,627
Reserve inventory write down	105,840	38,666
Inventory [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 1,833,250	$ 1,071,164